Other net income - Summary of other net income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [Abstract]
Government grants	¥ 14,132	¥ 14,399	¥ 19,658
Net (loss)/gain on disposal of non-current assets	1,013	(1,087)	(950)
Others	1,346	2,438	588
Total	¥ 16,491	¥ 15,750	¥ 19,296